Nature of Business and Organization	12 Months Ended
Sep. 30, 2025
Nature of Business and Organization [Abstract]
NATURE OF BUSINESS AND ORGANIZATION

Note 1 — NATURE OF BUSINESS AND ORGANIZATION

JM Group Limited (the “Company” or “JM Group”) is a holding company incorporated on May 27, 2024, under the British Virgin Islands (“BVI”) law. The Company has no substantial operations other than holding all of the outstanding share capital of JM Manufacturing (HK) Limited (“JM Manufacturing”), a Hong Kong Company incorporated on June 17, 2016. The Company, through JM Manufacturing, is engaged in the sourcing and trading of sports and outdoors, clothing, shoes and accessories, seasonal décor and party supplies, toys and games, and other products to retailers, distributors and wholesalers across the regions. The Company’s headquarter is located in Hong Kong, China. All of the Company’s business activities are carried out by JM Manufacturing.

On May 27, 2024, a reorganization of JM Manufacturing was completed under common control of its then existing shareholders, who collectively owned all of the equity interests of JM Group prior to the reorganization. JM Group and JM Manufacturing are under common control which results in the consolidation of JM Manufacturing at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first year presented in the accompanying consolidated financial statements of JM Group.

Initial Public Offering

On December 17, 2025, the Company announced the closing of its initial public offering (“IPO”) of total 4,312,500 ordinary shares US$0.0000625 par value per stock share at an offering price of US$4.00 per stock share for a total of US$17,250,000 in gross proceeds including the exercise of the Over-Allotment Option. The Company raised total net proceeds of approximately US$15.1 million after deducting underwriting discounts and commissions and offering expenses. The common stock of the Company began trading on NYSE American exchange afterwards under the ticker symbol “JMG”.

The consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
JM Group Limited (the “Company” or “JM Group”)	● A BVI company ● Incorporated on May 27, 2024	—	Investment holding

JM Manufacturing (HK) Limited (“JM Manufacturing”)	● A Hong Kong company ● Incorporated on June 17, 2016	100% owned by JM Group	Engaged in the sourcing and trading of toys, gifts, household products, and other products